Debt (Tables)	12 Months Ended
Sep. 01, 2016
Debt Disclosure [Abstract]
Schedule of Debt

			2016			2015
Instrument	Stated Rate(1)	Effective Rate(1)	Current	Long-Term	Total	Current	Long-Term	Total
MMJ creditor installment payments	N/A	6.25%	$189	$680	$869	$161	$701	$862
Capital lease obligations(2)	N/A	N/A	380	1,026	1,406	326	466	792
1.258% notes	1.258%	1.97%	87	131	218	87	217	304
2022 senior notes	5.875%	6.14%	—	590	590	—	589	589
2022 senior secured term loan B	6.640%	7.10%	5	730	735	—	—	—
2023 senior notes	5.250%	5.43%	—	990	990	—	988	988
2023 senior secured notes	7.500%	7.69%	—	1,237	1,237	—	—	—
2024 senior notes	5.250%	5.38%	—	546	546	—	545	545
2025 senior notes	5.500%	5.56%	—	1,139	1,139	—	1,138	1,138
2026 senior notes	5.625%	5.73%	—	446	446	—	446	446
2032C convertible senior notes(3)	2.375%	5.95%	—	204	204	—	197	197
2032D convertible senior notes(3)	3.125%	6.33%	—	154	154	—	150	150
2033E convertible senior notes(3)	1.625%	4.50%	—	168	168	217	—	217
2033F convertible senior notes(3)	2.125%	4.93%	—	271	271	264	—	264
2043G convertible senior notes	3.000%	6.76%	—	657	657	—	644	644
Other notes payable	2.485%	2.65%	95	185	280	34	171	205
			$756	$9,154	$9,910	$1,089	$6,252	$7,341

(1) As of September 1, 2016.

(2)	Weighted-average imputed rate of 3.3% and 3.7% as of September 1, 2016 and September 3, 2015, respectively.

(3)
Since the closing price of our common stock for at least 20 trading days in the 30 trading day period ended on June 30, 2016 did not exceed 130% of the conversion price per share, these notes were not convertible by the holders during the calendar quarter ended September 30, 2016. The closing price of our common stock exceeded the thresholds for the calendar quarter ended September 30, 2016; therefore, these notes are convertible by the holders through December 31, 2016. The 2033 Notes were classified as current as of 2015 because the terms of these notes require us to pay cash for the principal amount of any converted notes and holders of these notes had the right to convert their notes as of that date.

		2016			2015
As of	Expected Remaining Term (Years)(1)	Outstanding Principal	Unamortized Discount and Debt Issuance Costs	Net Carrying Amount	Outstanding Principal	Unamortized Discount and Debt Issuance Costs	Net Carrying Amount
MMJ creditor installment payments	3	$985	$(116)	$869	$1,012	$(150)	$862
Capital lease obligations	4	1,406	—	1,406	792	—	792
1.258% Notes	2	231	(13)	218	323	(19)	304
2022 Notes	5	600	(10)	590	600	(11)	589
2022 Term Loan B	6	750	(15)	735	—	—	—
2023 Notes	7	1,000	(10)	990	1,000	(12)	988
2023 Secured Notes	7	1,250	(13)	1,237	—	—	—
2024 Notes	7	550	(4)	546	550	(5)	545
2025 Notes	8	1,150	(11)	1,139	1,150	(12)	1,138
2026 Notes	9	450	(4)	446	450	(4)	446
2032C Notes	3	223	(19)	204	224	(27)	197
2032D Notes	5	177	(23)	154	177	(27)	150
2033E Notes	1	176	(8)	168	233	(16)	217
2033F Notes	3	297	(26)	271	297	(33)	264
2043G Notes(2)	12	1,025	(368)	657	1,025	(381)	644
Other notes payable	3	281	(1)	280	205	—	205
		$10,551	$(641)	$9,910	$8,038	$(697)	$7,341

(1)
Expected remaining term for amortization of the remaining unamortized discount and debt issuance costs as of September 1, 2016. Expected remaining term for capital lease obligations and other notes payable is the weighted-average remaining term.

(2) The 2043G Notes have an original principal amount of $820 million that accretes up to $917 million through the expected term in November 2028 and $1.03 billion at maturity in 2043. The discount is based on the principal at maturity.

Schedule of MMJ Creditor Installment Payments
The following table presents the remaining amounts of MMJ Creditor Installment Payments (stated in Japanese yen and U.S. dollars) and the amount of unamortized discount as of September 1, 2016:

2017	¥19,884	$192
2018	19,884	192
2019	29,507	285
2020	32,686	316
	101,961	985
Less unamortized discount	(12,121)	(116)
	¥89,840	$869

Schedule of Senior Notes
Senior Notes

	Issuance Date	Maturity Date	Principal Issued
2022 Notes	Feb 2014	Feb 2022	$600
2023 Notes	Feb 2015	Aug 2023	1,000
2024 Notes	Apr 2015	Jan 2024	550
2025 Notes	Jul 2014	Feb 2025	1,150
2026 Notes	Apr 2015	Jan 2026	450

The senior notes above contain covenants that, among other things, limit, in certain circumstances, our ability and/or the ability of our domestic restricted subsidiaries (which are generally subsidiaries in the U.S. in which we own at least 80% of the voting stock) to (1) create or incur certain liens and enter into sale and lease-back transactions, (2) create, assume, incur, or guarantee certain additional secured indebtedness and unsecured indebtedness of our domestic restricted subsidiaries, and (3) consolidate with or merge with or into, or convey, transfer or lease all or substantially all of our assets, to another entity. These covenants are subject to a number of limitations, exceptions, and qualifications.

Cash Redemption at Our Option: We have the option to redeem these notes. The applicable redemption price will be determined as follows:

	Redemption Period Requiring Payment of:		Redemption up to 35% Using Cash Proceeds From an Equity Offering(3)
	Make-Whole(1)	Premium(2)	Date	Specified Price
2022 Notes	Prior to Feb 15, 2017	On or after Feb 15, 2017	Prior to Feb 15, 2017	105.875%
2023 Notes	Prior to Feb 1, 2018	On or after Feb 1, 2018	Prior to Feb 1, 2018	105.250%
2024 Notes	Prior to May 1, 2018	On or after May 1, 2018	Prior to May 1, 2018	105.250%
2025 Notes	Prior to Aug 1, 2019	On or after Aug 1, 2019	Prior to Aug 1, 2017	105.500%
2026 Notes	Prior to May 1, 2020	On or after May 1, 2020	Prior to May 1, 2018	105.625%

(1)
If we redeem prior to the applicable date, the price is principal plus a make-whole premium equal to the present value of the remaining scheduled interest payments as described in the applicable indenture, together with accrued and unpaid interest.

(2)	If we redeem on or after the applicable date, the price is principal plus a premium which declines over time as specified in the applicable indenture, together with accrued and unpaid interest.

(3)
If we redeem prior to the applicable date with net cash proceeds of one or more equity offerings, the price is equal to the amount specified above, together with accrued and unpaid interest, subject to a maximum redemption of 35% of the aggregate principal amount of the respective notes being redeemed.

Schedule of Convertible Senior Notes
The following table summarizes our convertible notes outstanding as of September 1, 2016:

	Holder Put Date(1)	Outstanding Principal	Underlying Shares	Conversion Price Per Share	Conversion Price Per Share Threshold(2)	Conversion Value in Excess of Principal(3)
2032C Notes	May 2019	$223	23	$9.63	$12.52	$163
2032D Notes	May 2021	177	18	9.98	12.97	118
2033E Notes	February 2018	176	16	10.93	14.21	91
2033F Notes	February 2020	297	27	10.93	14.21	155
2043G Notes	November 2028	1,025	35	29.16	37.91	—
		$1,898	119			$527

(1)
The terms of our convertible notes give holders the right to require us to repurchase all or a portion of their notes at a date prior to the contractual maturities of the notes at a price equal to the principal amount thereof plus accrued interest.

(2)
Holders have the right to convert all or a portion of their notes at a date prior to the contractual maturity if, during any calendar quarter, the closing price of our common stock for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the preceding calendar quarter is more than 130% of the conversion price. The closing price of our common stock exceeded the thresholds for the calendar quarter ended September 30, 2016 for our 2032 Notes and 2033 Notes; therefore, those notes are convertible by the holders through December 31, 2016.

(3)	Based on our closing share price of $16.64 as of September 1, 2016.

Carrying amounts of the equity components of our convertible notes, which are included in additional capital in the accompanying consolidated balance sheets, were as follows:

As of	2016	2015
2032C Notes	$41	$41
2032D Notes	35	35
2033E Notes (excludes $16 million as of 2015 in mezzanine equity)	18	8
2033F Notes (excludes $33 million as of 2015 in mezzanine equity)	41	8
2043G Notes	173	173
	$308	$265

Schedule of Convertible Senior Note Interest Expense
Interest expense for our convertible notes, consisting of contractual interest and amortization of discount and issuance costs, aggregated $87 million, $101 million, and $132 million for 2016, 2015, and 2014, respectively. Interest expense by note was as follows:

	Contractual Interest			Amortization of Discount and Issuance Costs
For the year ended	2016	2015	2014	2016	2015	2014
2032C Notes	$5	$8	$11	$7	$9	$12
2032D Notes	6	9	13	4	6	8
2033E Notes	3	5	5	5	7	7
2033F Notes	6	6	6	7	7	6
2043G Notes	31	31	24	13	13	9
Other notes	—	—	7	—	—	24
	$51	$59	$66	$36	$42	$66

Schedule of Debt Restructure
2014 Debt Restructure: In 2014, we consummated a number of transactions to restructure our debt, including exchanges, conversions and settlements, repurchases of convertible notes, issuances of non-convertible notes, and early repayments of notes. The following table presents the net effect of each of the actions:

	Increase (Decrease) in Principal	Increase (Decrease) in Carrying Value	Increase (Decrease) in Cash	(Decrease) in Equity	(Loss)(1)
Exchanges	$585	$282	$—	$(238)	$(49)
Conversions and settlements	(770)	(434)	(1,446)	(886)	(130)
Repurchases	(320)	(264)	(857)	(567)	(23)
Issuances	2,212	2,157	2,157	—	—
Early repayments	(336)	(332)	(339)	—	(3)
	$1,371	$1,409	$(485)	$(1,691)	$(205)

(1)	$184 million included in other non-operating expense and $21 million included in interest expense
2015 Debt Restructure: In 2015, we consummated a number of transactions to restructure our debt, including conversions and settlements, repurchases of convertible notes, issuances of non-convertible notes, and the early repayment of a note. The following table presents the effect of each of the actions in 2015:

	Increase (Decrease) in Principal	Increase (Decrease) in Carrying Value	Increase (Decrease) in Cash	(Decrease) in Equity	(Loss)(1)
Conversions and settlements	$(121)	$(367)	$(408)	$(15)	$(22)
Repurchases	(368)	(319)	(1,019)	(676)	(22)
Issuances	2,000	1,979	1,979	—	—
Early repayment	(121)	(115)	(122)	—	(5)
	$1,390	$1,178	$430	$(691)	$(49)

(1)	Included in other non-operating expense.

Maturities of Notes Payable and Future Minimum Lease Payments

As of September 1, 2016, maturities of notes payable (including the MMJ Creditor Installment Payments) and future minimum lease payments under capital lease obligations were as follows:

	Notes Payable	Capital Lease Obligations
2017	$387	$423
2018	545	372
2019	562	315
2020	696	211
2021	185	73
2022 and thereafter	6,663	147
Unamortized discounts and interest, respectively	(534)	(135)
	$8,504	$1,406